Filed electronically with the Securities and Exchange Commission on October 12, 2017.

1933 Act File No. 002-13627

1940 Act File No. 811-00042

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 142	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 143	|X|

DEUTSCHE PORTFOLIO TRUST (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)
Copy to: John S. Marten
Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)
|__|	On _____________ pursuant to paragraph (a)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  Deutsche Floating Rate Fund – Class A, Class C, Class R6, Institutional Class, Class S, and Class T

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 6th day of October 2017.

DEUTSCHE PORTFOLIO TRUST

By: /s/Brian E. Binder

       Brian E. Binder*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	October 6, 2017

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	October 6, 2017

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 6, 2017

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 6, 2017

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 6, 2017

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	October 6, 2017

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	October 6, 2017

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	October 6, 2017

/s/Richard J. Herring
Richard J. Herring*	Trustee	October 6, 2017

/s/William McClayton
William McClayton*	Trustee	October 6, 2017

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 6, 2017

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 6, 2017

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 6, 2017

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 126, as filed on September 30, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase